LONG-TERM DEBT - Summary of Long-Term Debt Repayable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Within one year	$ 262,566	$ 854,940
More than one year, but not exceeding two years	262,749	262,559
More than two years, but not exceeding five years	179,697	648,339
More than five years	1,828,448	1,429,026	[1]
Total long-term debt	2,533,460	3,194,864
Less: Amounts due within one year classified as current liabilities	(262,566)	(854,940)
Non current portion of long-term debt	$ 2,270,894	$ 2,339,924

[1]	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 as of December 31, 2012.